FINANCIAL INVESTORS TRUST Redmont Resolute Fund I

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND I DATED AUGUST 31, 2012 AND AS

SUPPLEMENTED OCTOBER 18, 2012.

At a Special Meeting held on November 2, 2012, shareholders of the Redmont Resolute Fund I (the “Fund”) and the Redmont Resolute Fund II (together with the Fund, the “Redmont Funds”) approved a proposal to amend the Investment Advisory Agreement between Financial Investors Trust (the “Trust”), on behalf of the Redmont Funds, and Highland Associates, Inc. (“Highland” or the “Adviser”) to increase the advisory fee rate paid to Highland by the Redmont Funds. Under the terms of the amended Investment Advisory Agreement, the Fund will pay to Highland an annual investment advisory fee rate of 1.50%. The amended Investment Advisory Agreement becomes effective on the day the U.S. Securities and Exchange Commission (the “SEC”) grants Highland and the Trust exemptive relief to implement a “manager of managers” structure. As described in further detail below, this exemptive relief was granted on December 5, 2012.

Highland has contractually agreed, with respect to the Fund’s Class A and Class I shares, to waive the portion of its 1.50% fee in excess of the sum of 0.50% plus any sub-advisory fees paid by Highland to sub-advisors in connection with the Fund, and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess.

The aforementioned waivers and/or reimbursements are in place through August 31, 2017.

On December 5, 2012, the SEC issued an order permitting the Trust and Highland, subject to approval by the Trust’s board of trustees, to: (i) select one or more unaffiliated sub-advisers to manage all or a portion of the assets of the Fund, and (ii) materially amend any sub-advisory agreements with such sub-advisers, in each instance without submitting the agreement to a vote of shareholders. As a consequence, as of December 5, 2012, specific sections of the prospectuses and statement of additional information for the Fund are updated as follows:

The section “Fees and Expenses of the Fund” in the summary section of the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 12 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 51 of the Fund’s statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%(1)	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses
Other Fund Expenses(2)	0.88%	0.88%
Shareholder Services Fees	0.15%	0.00%
Acquired Fund Fees and Expenses(2)	0.79%	0.79%
Total Annual Fund Operating Expenses(3)	3.57%	3.17%
Fee Waiver and Expense Reimbursement(4)	(0.60)%	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.97%	2.57%

(1)

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

(2)

Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more “acquired funds,” which generally includes investments in other mutual funds and other pooled investment vehicles.

(3)

The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)

Highland Associates, Inc. (the “Adviser”) has agreed, with respect to the Fund’s Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund’s daily average net assets. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Fund’s total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund’s Class A shares and Class I shares to 1.90% of the Fund’s average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class A Shares	$834	$1,418
Class I Shares	$260	$799

The section “Investment Adviser” in the summary section of the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Investment Adviser

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

On December 5, 2012, the Adviser and Financial Investors Trust (the “Trust”), of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund between and among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

The section “Management” in the Fund’ prospectus is hereby deleted and replaced in its entirety with the following:

Highland Associates, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1987 and is registered with the SEC as an investment adviser. As of September 30, 2012, Highland provided investment advice with respect to approximately $15 billion for not-for-profit health care organizations, foundations and endowments across the country. The Adviser’s principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets.

The Adviser has agreed, with respect to the Fund’s Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund’s Class A shares and Class I shares to 1.90% of the Fund’s average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Fund’s Advisory Agreement will be provided in the Fund’s semi-annual report to shareholders for the period ended October 31, 2012.

On December 5, 2012, the Adviser and Trust, of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund between and among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST Redmont Resolute Fund II

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND II DATED AUGUST 31, 2012 AND AS

SUPPLEMENTED OCTOBER 18, 2012.

At a Special Meeting held on November 2, 2012, shareholders of the Redmont Resolute Fund II (the “Fund”) and the Redmont Resolute Fund I (together with the Fund, the “Redmont Funds”) approved a proposal to amend the Investment Advisory Agreement between Financial Investors Trust (the “Trust”), on behalf of the Redmont Funds, and Highland Associates, Inc. (“Highland” or the “Adviser”) to increase the advisory fee rate paid to Highland by the Redmont Funds. Under the terms of the amended Investment Advisory Agreement, the Fund will pay to Highland an annual investment advisory fee rate of 1.50%. The amended Investment Advisory Agreement becomes effective on the day the U.S. Securities and Exchange Commission (the “SEC”) grants Highland and the Trust exemptive relief to implement a “manager of managers” structure. As described in further detail below, this exemptive relief was granted on December 5, 2012.

Highland has contractually agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% fee in excess of any sub-advisory fees paid by Highland to sub-advisors in connection with the Fund.

The aforementioned waivers and/or reimbursements are in place through August 31, 2017.

On December 5, 2012, the SEC issued an order permitting the Trust and Highland, subject to approval by the Trust’s board of trustees, to: (i) select one or more unaffiliated sub-advisers to manage all or a portion of the assets of the Fund, and (ii) materially amend any sub-advisory agreements with such sub-advisers, in each instance without submitting the agreement to a vote of shareholders. As a consequence, as of December 5, 2012, specific sections of the prospectuses and statement of additional information for the Fund are updated as follows:

The section ”Fees and Expenses of the Fund” in the summary section of the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Management Fees	1.50%

Class I
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.29%
Acquired Fund Fees and Expenses(1)	0.79%
Total Annual Fund Operating Expenses(2)	2.58%
Fee Waiver and Expense Reimbursement(3)	(1.10)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.48%

(1)

Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more “acquired funds,” which generally includes investments in other mutual funds and other pooled investment vehicles.

(2)

The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)

Highland Associates, Inc. (the “Adviser”) has agreed contractually, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund’s daily average net assets. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class I Shares	$151	$468

The section “Investment Adviser” in the summary section of the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Investment Adviser

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

On December 5, 2012, the Adviser and Financial Investors Trust (the “Trust”), of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund between and among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

The section ‘‘Management” in the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Highland Associates, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1987 and is registered with the SEC as an investment adviser. As of September 30, 2012, Highland provided investment advice with respect to approximately $15 billion for not-for-profit health care organizations, foundations and endowments across the country. The Adviser’s principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets.

The Adviser has agreed contractually, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund’s daily average net assets. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Fund’s Advisory Agreement will be provided in the Fund’s semi-annual report to shareholders for the period ended October 31, 2012.

On December 5, 2012, the Adviser and Trust, of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund between and among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST Redmont Resolute Fund I and Redmont Resolute Fund II

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR REDMONT RESOLUTE FUND I AND REDMONT RESOLUTE

FUND II (THE “FUNDS”), DATED AUGUST 31, 2012 AND AS SUPPLEMENTED

OCTOBER 18, 2012.

Redmont Resolute Fund I and Redmont Resolute Fund II - Statement of

Additional Information

The section “Investment Adviser” in the Funds’ statement of additional information is hereby deleted and replaced in its entirety with the following:

Investment Adviser

Highland, an independent, privately-owned investment adviser, subject to the authority of the Board, is responsible for the overall management and administration of each Fund’s business affairs. Highland commenced business operations in 1987 and is registered with the Securities and Exchange Commission as an investment adviser. Its principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Highland was founded specifically to help develop, implement and maintain investment management programs for not-for-profit institutions. As of September 30, 2012, Highland provided investment advice with respect to approximately $15 billion for not-for-profit health care organizations, foundations and endowments across the country.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by the vote of a majority of the voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Funds’ Advisory Agreement will be available in each Fund’s semi-annual report for the period ended October 31, 2012.

The table below shows the management fees paid by each Fund to the Adviser for the periods indicated:

For the Fiscal Period December 30, 2011 (Inception) to April 30, 2012

	Redmont Resolute Fund I	Redmont Resolute Fund II
Gross Advisory Fees	$864	$72,316
Waiver of Advisory Fees	($864)	($72,316)
Reimbursement of other Expenses	($32,369)	$0
Net Advisory Fees	$0	$0

As described in each Prospectus under “Fees and Expenses,” the Adviser has contractually agreed, with respect to Redmont Resolute Fund I, to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors, and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Redmont Resolute Fund I’s total annual expenses (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess.

With respect to Redmont Resolute Fund II, the Adviser has agreed contractually, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors.

Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE